Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets

6. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following at year end:

	2011	2010

Prepaid expenses and taxes	$129,554	$73,468
Promotion items	11,100	6,891
	$140,654	$80,359